Related Party Transactions - Schedule of Deposits Balances Made by the Group (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CNOOC Finance Corporation Limited [member]
Deposits balances made by the Group
Deposits in CNOOC Finance	¥ 23,395	¥ 23,052